Provision For Income Tax (Tables)	12 Months Ended
Mar. 31, 2026
Provision For Income Tax [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the year ended March 31,
	2026	2025	2024
Current income tax	$16,772	$—	$128,932
Deferred income tax	(11,846)	(174,620)	—
Provision for (Benefit from) income taxes	$4,926	$(174,620)	$128,932

Schedule of Reconciliation Effective Tax

The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
(Loss) Income before income tax	$(10,310,278)	$(1,635,736)	$912,370
Tax expenses at the British Virgin Islands statutory tax rate	—	—	—
Tax expenses at Singapore Profits Tax rate	—	—	—
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	(1,701,196)	(269,896)	150,541
Effect of different tax rates available to different jurisdictions	1,402,209	—	—
Tax allowance at the statutory tax rates	(43,217)	(1,362)	(1,276)
Tax effect on non-assessable income	(55)	(18)	(18)
Tax effect on non-deductible expenditure	4,184	75,483	772
Under-provision in prior years	11,607	—	—
Tax effect of two-tier tax rate	—	21,173	(21,087)
Valuation allowance	331,394	—	—
Provision for (Benefit from) income taxes	$4,926	$(174,620)	$128,932

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
British Virgin Islands statutory tax rate	—%	—%	—%
Hong Kong Profits tax rate	16.5%	16.5%	16.5%
Different tax rates available to different jurisdictions	(13.6)%	—%	—%
Tax allowance at the statutory tax rates	0.4%	0.1%	(0.1)%
Non-assessable income	—%	—%	—%
Non-deductible expenditure	—%	(4.6)%	—%
Under-provision in prior years	(0.1)%	—%	—%
Two-tier tax rate	—%	(1.3)%	(2.3)%
Valuation allowance	(3.2)%	—%	—%
Effective tax rate	—%	10.7%	14.1%

Schedule of an Analysis of Deferred Tax Assets

An analysis of the Company’s deferred tax assets as of March 31, 2026 and 2025 was as follows:

	As of March 31,
	2026	2025
Deferred tax assets:
Net operating loss carried forward	515,228	174,915
Less: Valuation allowance	(329,863)	—
Deferred tax assets - net	$185,365	$174,915

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets is as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$174,915	$—
Additions	343,240	174,620
Utilization	—	—
Valuation allowance	(331,394)	—
Exchange adjustment	(1,396)	295
Balance at end of the year	$185,365	$174,915

Schedule of Deferred Tax Assets

Deferred tax assets

	Accumulated losses carry forward	Others	Total
	USD	USD	USD
As of April 1, 2024	$—	$—	$—
Credit to the statement of operations	174,620	—	174,620
Exchange adjustment	295	—	295
As of March 31, 2025 and April 1, 2025	174,915	—	174,915
Credit to the statement of operations	331,394	11,846	343,240
Less: valuation allowance	(331,394)	—	(331,394)
Exchange adjustment	(1,342)	(54)	(1,396)
Balance at end of the year	$173,573	$11,792	$185,365